Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 14, 2016	Jun. 30, 2015
Entity Information [Line Items]
Entity Registrant Name	Alphatec Holdings, Inc.
Entity Central Index Key	0001350653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-K
Trading Symbol	ATEC
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		102,150,232
Entity Public Float			$ 88.1